SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Schedule of computation of basic and diluted loss per ordinary share

The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common shareholders for the years ended December 31, 2020, 2019, and 2018 (in thousands):

	Year Ended December 31,
	2020	2019	2018
Basic net loss per share:
Numerator:
Net loss	$(286,760)	$(339,170)	$(239,929)
Minus: Deemed dividend	—	$—	7,224
Minus: Net income attributable to noncontrolling interests	$—	$1,847	$1,362
Net loss attributable to common shareholders – basic	$(286,760)	$(341,017)	$(248,515)
Denominator:
Weighted average shares outstanding – basic and diluted	109,301	79,977	78,564
Basic net loss per share	$(2.62)	$(4.26)	$(3.16)
Diluted net loss per share:
Numerator:
Net loss	$(286,760)	$(339,170)	$(239,929)
Minus: Deemed dividend	—	$—	7,224
Minus: Net income attributable to noncontrolling interests	$—	$1,847	$1,362
Minus: Gain on liability-classified warrants	$—	8,132	—
Net loss attributable to common shareholders – diluted	$(286,760)	$(349,149)	$(248,515)
Denominator:
Weighted average shares outstanding – basic and diluted	109,301	79,977	78,564
Diluted net loss per share	$(2.62)	$(4.37)	$(3.16)

Social Capital Member
Schedule of computation of basic and diluted loss per ordinary share

	Three Months Ended	Nine Months Ended
	September 30,	September 30,
	2020	2020
Net loss	$(6,043,293)	$(6,321,195)
Less: Income attributable to ordinary shares subject to possible redemption	(15,332)	(39,725)
Adjusted net loss	$(6,058,625)	$(6,360,920)

Weighted average shares outstanding, basic and diluted	12,179,587	10,111,790

Basic and diluted net loss per ordinary share	$(0.50)	$(0.63)